INCOME TAXES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Income Taxes
Income tax rate	25.00%
Deferred tax assets related to net operating loss carry forwards	¥ 79,162,116	$ 11,149,751
Deferred tax assets related to net operating loss carry forwards, beginning expire year if not utilized	2024
Deferred tax assets related to net operating loss carry forwards, ending expire year if not utilized	2033
Cumulative amount of the temporary differences in respect of investments in foreign subsidiaries	¥ 1,584,000,000	$ 223,000,000	¥ 1,848,000,000
Enterprise Income Tax Law [Member]
Income Taxes
Income tax rate	10.00%
Percentage of withholding tax applicable	10.00%
Hong Kong
Income Taxes
Withholding tax amount	¥ 0
Income tax rate	16.50%
Cayman Islands
Income Taxes
Withholding tax amount	¥ 0